CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (1,339,908)	$ (205,349)	¥ (963,750)	¥ (656,071)
Adjustments to reconcile net loss to net cash generated from operating activities
Depreciation of property and equipment	39,700	6,084	22,675	15,760
Share-based compensation	356,038	54,565	93,090	123,530
Foreign currency remeasurement gain	(38)	(6)	(291)	(3,902)
Noncash lease expenses	62,997	9,655	41,814	21,248
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(145,137)	(22,243)	(28,176)	(24,736)
Operating lease right-of-use assets	(184,517)	(28,278)	(63,829)	(35,777)
Other non-current assets	(2,760)	(423)	(4,164)	(3,486)
Accrued expenses and other current liabilities	213,439	32,711	82,691	112,704
Deferred revenue	354,116	54,271	168,288	23,974
Operating lease liabilities	123,082	18,863	20,364	7,891
Net cash used in operating activities	(522,988)	(80,150)	(631,288)	(418,865)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments				(20,000)
Proceeds from maturity of short-term investments			20,000	5,000
Purchase of property and equipment	(89,504)	(13,717)	(48,594)	(33,947)
Net cash used in investing activities	(89,504)	(13,717)	(28,594)	(48,947)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the IPO and from exercising the over-allotment option by the underwriters	2,051,695	314,436
Payment of the IPO issuance cost	(18,469)	(2,830)
Payment to repurchase of ordinary shares				(21,082)
Payment to repurchase of the Series A convertible preferred shares				(4,730)
Repurchase and cancellation of vested options	(528)	(81)	(551)	(11,883)
Proceeds from exercise of share options	195	30
Net proceeds from the issuance of convertible redeemable preferred shares	3,274,069			1,588,067
Proceeds from short-term borrowings			85,000
Repayment of short-term borrowings	(85,000)	(13,027)
Net cash generated from financing activities	2,797,421	428,724	84,449	1,550,372
Effect of exchange rate changes	(38,499)	(5,902)	(11,709)	72,803
Net increase (decrease) in cash and cash equivalents and restricted cash	2,146,430	328,955	(587,142)	1,155,363
Cash, cash equivalents and restricted cash at beginning of the year	688,702	105,548	1,275,844	120,481
Cash, cash equivalents and restricted cash at end of the year	2,835,132	434,503	688,702	1,275,844
Supplemental schedule of cash flow information
Interest paid	3,031	465	95
Non-cash activities
Settlement of amount due from a related party through repurchase of ordinary shares (Note 16)	2,559	392
Payable related to the IPO issuance cost	9,684	1,484
Payables for purchase of property and equipment	13,024	1,996	4,096	216
Right-of-use assets obtained in exchange for operating lease obligations	169,725	26,011	56,448	30,110
Exercise of warrant (Note 9)	1,014	155
Reconciliation to amounts on the Consolidated Balance Sheets
Cash and cash equivalents	2,834,962	434,477	653,859	1,252,983
Restricted cash	170	26	34,843	22,861
Total cash, cash equivalents and restricted cash	2,835,132	434,503	¥ 688,702	¥ 1,275,844
Series F Convertible Redeemable Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from the issuance of convertible redeemable preferred shares	¥ 849,528	$ 130,196